Dechert LLP
1095 Avenue of the Americas
New York, NY 10036-6797
Phone: 212 698 3500
Fax: 212 698 3599

December 8, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Schwab Strategic Trust Post-Effective Amendment No. 5 to Registration Statement on Form N-1A (File Nos. 333-160595 and 811-22311)
Ladies and Gentlemen:
Our client, Schwab Strategic Trust (the “Trust”), has enclosed, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment (“PEA”) No. 5 to the Trust’s Registration Statement on Form N-1A.
This filing is made pursuant to Rule 485(b)(1)(iii) under the Act for the sole purpose of designating a new effective date for PEA No. 4. The Trust hereby elects to have PEA No. 4 become effective on December 17, 2010.
I hereby certify that this PEA does not contain disclosure that renders it ineligible to be filed under Rule 485(b).
Please contact me at (212) 641-5669 with any questions or comments.
Sincerely,

/s/ Jeremy Senderowicz Jeremy Senderowicz